VIA EDGAR

May 4, 2010

Division of Investment Management

Securities and Exchange Commission

450 Fifth Street, N.W.

Washington, D.C. 20549

Re: Variable Separate Account ("Registrant")

SunAmerica Annuity and Life Assurance Company ("Depositor")

Polaris Platinum II and Polaris II Platinum Series Variable Annuities

File No. 333-58234 and 811-03859

Ladies and Gentlemen:

Pursuant to Rule 497(j), please be advised that the form of Prospectus and Statement of Additional Information dated May 1, 2010 for Registrant on behalf of the Polaris Platinum II and Polaris II Platinum Series Variable Annuities contain no changes from the form of Prospectus and Statement of Additional Information contained in Post-Effective Amendment No. 31 under the Securities Act of 1933 and Amendment No. 33 under the Investment Company Act of 1940, respectively, to the above-mentioned Registration Statement filed on Form N-4 with the Securities and Exchange Commission on April 30, 2010, via EDGAR.

Should you have any questions regarding this filing, please do not hesitate to contact me at (310) 772-6549.

Very truly yours,

/s/ Jennifer Herron

_________________

Jennifer Herron

Paralegal